Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	R$ 662,952	R$ 487,568	R$ 357,910
Gain on sale of farms	53,097	61,420	142,812
Changes in fair value of biological assets and agricultural products	527,348	160,371	56,718
Adjustment to net realizable value of agricultural products after harvest, net	(22,728)	(4,153)	(2,040)
Cost of sales	(729,145)	(483,813)	(319,214)
Gross profit	491,524	221,393	236,186
Selling expenses	(27,951)	(14,300)	(10,536)
General and administrative expenses	(46,852)	(43,890)	(38,812)
Other operating income (expenses), net	(22,613)	1,231	(1,064)
Share of profit (loss) of a joint venture	11	(150)	1,102
Operating income	394,119	164,284	186,876
Financial income (expenses)
Financial income	849,623	375,413	310,538
Financial expenses	(945,611)	(406,168)	(297,616)
Profit before income and social contribution taxes	298,131	133,529	199,798
Income and social contribution taxes	19,515	(13,975)	(22,719)
Net profit for the year	R$ 317,646	R$ 119,554	R$ 177,079
Basic earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 4.5611	R$ 2.1092	R$ 3.2913
Diluted earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 4.4478	R$ 2.0937	R$ 3.2727